Schedule of Investments

November 30, 2023

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Municipal Obligations–97.08%
Alabama–4.77%
Black Belt Energy Gas District (The); Series 2022 F, RB	5.25%	12/01/2027	$460	$ 480,770

Arizona–3.69%
Maricopa (County of), AZ Industrial Development Authority (Legacy Traditional Schools); Series 2019, Ref. RB(a)	5.00%	07/01/2039	250	241,847

Phoenix (City of), AZ Industrial Development Authority (Legacy Traditional Schools); Series 2014 A, RB(a)	5.75%	07/01/2024	130	130,701

				372,548

California–7.53%
California (State of) Housing Finance Agency; Series 2019 A-2, RB	4.00%	03/20/2033	234	232,867

California (State of) School Finance Authority (TEACH Public Schools); Series 2019 A, RB(a)	5.00%	06/01/2029	275	276,532

California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center); Series 2014, RB	5.50%	12/01/2054	250	250,551

				759,950

Connecticut–2.49%
University of Connecticut; Series 2014 A, RB(b)(c)	5.00%	02/16/2024	250	250,855

Florida–4.89%
Florida Development Finance Corp. (Mater Academy); Series 2022 A, RB	5.00%	06/15/2031	235	243,564

Miami Beach (City of), FL; Series 2017, Ref. RB	5.00%	09/01/2047	250	250,034

				493,598

Georgia–7.32%
Burke (County of), GA Development Authority (Georgia Power Company); Series 1996, RB(c)	3.88%	03/06/2026	250	248,307

Main Street Natural Gas, Inc.; Series 2023 A, RB(c)	5.00%	06/01/2030	475	490,717

				739,024

Illinois–2.45%
Chicago (City of), IL Board of Education; Series 2015 C, GO Bonds	5.25%	12/01/2039	250	247,543

Indiana–2.49%
Whiting (City of), IN (BP Products North America, Inc.); Series 2015, RB(c)(d)	4.40%	06/10/2031	250	251,353

Iowa–2.98%
Iowa (State of) Finance Authority (Iowa Fertilizer Co.); Series 2022, Ref. RB(c)	5.00%	12/01/2042	300	300,214

Louisiana–2.47%
St. John the Baptist (Parish of), LA (Marathon Oil Corp.); Series 2017, Ref. RB(c)	4.05%	07/01/2026	250	248,726

Massachusetts–4.98%
Massachusetts (Commonwealth of) Development Finance Agency (Atrius Health); Series 2015, Ref. RB	5.00%	01/01/2041	250	250,817

Massachusetts (Commonwealth of) Development Finance Agency (Boston Medical Center) (Green Bonds); Series 2015, RB	5.00%	07/01/2044	250	251,208

				502,025

Minnesota–1.65%
Brooklyn Park (City of), MN (Athlos Leadership Academy); Series 2015 A, RB	4.75%	07/01/2025	170	166,322

Missouri–3.04%
Missouri (State of) Health & Educational Facilities Authority (Truman Medical Center, Inc.); Series 2017, RB(a)	5.00%	12/01/2037	300	306,954

New York–7.61%
Metropolitan Transportation Authority; Subseries 2015 E-1, VRD RB (LOC - Barclays Bank PLC)(e)(f)	2.10%	11/15/2050	160	160,000

New York (City of), NY Transitional Finance Authority; Subseries 2012 A-4, VRD RB(e)	2.15%	08/01/2039	100	100,000

New York Transportation Development Corp. (American Airlines, Inc.); Series 2016, Ref. RB(d)	5.00%	08/01/2031	250	249,983

See accompanying notes which are an integral part of this schedule.

Invesco SMA Municipal Bond Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–(continued)
New York Transportation Development Corp. (Terminal 4 JFK International Airport); Series 2020, Ref. RB(d)	5.00%	12/01/2026	$250	$ 258,079

				768,062

Ohio–2.19%
Buckeye Tobacco Settlement Financing Authority; Series 2020 B-2, Ref. RB	5.00%	06/01/2055	250	220,885

Oregon–3.24%
Portland (Port of), OR (Green Bonds); Twenty Ninth Series 2023, RB(d)	5.25%	07/01/2039	300	327,179

Pennsylvania–10.06%
Allentown (City of), PA Neighborhood Improvement Zone Development Authority (City Center); Series 2018, RB(a)	5.00%	05/01/2028	250	255,551

Montgomery (County of), PA Industrial Development Authority (Constellation Energy); Series 2023 B, Ref. RB	4.10%	06/01/2029	250	250,854

Pennsylvania (Commonwealth of) Economic Development Financing Authority (PA Bridges Finco L.P.); Series 2015, RB(d)	5.00%	12/31/2034	250	254,052

Pennsylvania (Commonwealth of) Economic Development Financing Authority (Pennsylvania Rapid Bridge Replacement); Series 2015, RB(d)	5.00%	12/31/2029	250	254,980

				1,015,437

Texas–12.78%
Bexar County Health Facilities Development Corp. (Army Retirement Residence Foundation); Series 2016, Ref. RB	5.00%	07/15/2025	430	427,416

Houston (City of), TX Airport System (United Airlines, Inc. Terminal E); Series 2014, Ref. RB(d)	4.75%	07/01/2024	115	114,944

Houston (City of), TX Airport System (United Airlines, Inc.); Series 2018, RB(d)	5.00%	07/15/2028	250	249,721

New Hope Cultural Education Facilities Finance Corp. (Presbyterian Village North); Series 2018, Ref. RB	5.00%	10/01/2024	500	497,495

				1,289,576

Utah–2.60%
Salt Lake City (City of), UT; Series 2023 A, RB(d)	5.25%	07/01/2053	250	262,694

Virginia–2.48%
Chesapeake (City of), VA Expressway; Series 2012 A, RB	5.00%	07/15/2047	250	250,045

Wisconsin–5.37%
Wisconsin (State of) Public Finance Authority (Coral Academy of Science Reno); Series 2019, Ref. RB(a)	5.00%	06/01/2029	335	334,045

Wisconsin (State of) Public Finance Authority (Prime Healthcare Foundation, Inc.); Series 2018 A, RB	5.00%	12/01/2027	205	207,979

				542,024

TOTAL INVESTMENTS IN SECURITIES–97.08% (Cost $9,772,303)				9,795,784

OTHER ASSETS LESS LIABILITIES–2.92%				294,798

NET ASSETS–100.00%				$10,090,582

Investment Abbreviations:

GO	– General Obligation
LOC	– Letter of Credit
RB	– Revenue Bonds
Ref.	– Refunding
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2023 was $1,545,630, which represented 15.32% of the Fund’s Net Assets.

(b)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(c)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(d)	Security subject to the alternative minimum tax.
(e)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on November 30, 2023.

(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

See accompanying notes which are an integral part of this schedule.

Invesco SMA Municipal Bond Fund

Notes to Quarterly Schedule of Portfolio Holdings

November 30, 2023

(Unaudited)

NOTE 1–Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of November 30, 2023, all of the securities in this Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Invesco SMA Municipal Bond Fund